Loans from Third-party Companies and Individuals	12 Months Ended
Dec. 31, 2014
Loans From Third Party Companies And Individuals [Abstract]
Loans from Third-party Companies and Individuals
19.	Loans from Third-party Companies and Individuals

                Loans from third-party companies and individuals consisted of the following:

	December 31,	December 31,
	2014	2013
Loan from employee	78,438	51,919
Beijing Liyuanshida Technology Co., Ltd.	8,512,770	8,684,186
Beijing Jialike New Technology Co., Ltd.	244,061	327,214
Beijing Sridi Technology Co., Ltd.	-	50,849
China Automation Control Co., Ltd.	-	248,804
Beijing Xinmei Jiahua, Ltd	-	163,607
Loan from third-party companies and individual	$8,835,269	$9,526,579

The interest rate for the loans from employee is 1% per month. Loans from third-party companies were for working capital purposes. There was no pledge for the loans.

The loans from Liyuanshida were made in the ordinary course of business for operating purpose, with $8.4 million occurred as of the date of the agreement with Liyuanshida (Note 1) on August 1, 2014, and $0.1 million occurred afterwards. According to the agreement with Liyuanshida (Note 1), the amounts will be part of the consideration.